Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total deferred revenue	$ 10,113	$ 4,175	$ 777
Cloud-based connectivity and basic IoT services
Disaggregation of Revenue [Line Items]
Total deferred revenue	2,669	2,058	$ 777	$ 223
Membership
Disaggregation of Revenue [Line Items]
Total deferred revenue	3,473	1,077
SaaS
Disaggregation of Revenue [Line Items]
Total deferred revenue	$ 3,971	$ 1,040